1324497

SEC 1972 (6-02)

ATTENTION
Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC MAIL PROCESSING
RECEIVED
OCT 31 2005
WASH. D.C. 213 SECTION

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Embarcadero Capital Investors Two, REIT, Inc. Offering of Preferred Shares

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [x] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [x] New Filing [ ] Amendment

[redacted]

05069657

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Embarcadero Capital Investors Two REIT, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
c/o Embarcadero Capital Investors LLC, 1199 Howard Avenue, Suite 250, Burlingame, CA 94010

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) (if different from Executive Offices)

Brief Description of Business
Real estate investments and other investment in real estate assets

Type of Business Organization
[x] corporation [ ] limited partnership, already formed [ ] other (please specify):
[ ] business trust [ ] limited partnership, to be formed

Month Year
Actual or Estimated Date of Incorporation or Organization: [0][4] [0][5] [x] Actual [ ] Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) [M] [D]

PROCESSED
NOV 08 2005
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [x] General and/or Managing Partner

Full Name (Last name first, if individual)
Embarcadero Capital Partners LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
1199 Howard Avenue, Suite 250, Burlingame, CA 94010

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Yopes, Eric

Business or Residence Address (Number and Street, City, State, Zip Code)
1199 Howard Avenue, Suite 250, Burlingame, CA 94010

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Hamilton, John

Business or Residence Address (Number and Street, City, State, Zip Code)
1199 Howard Avenue, Suite 250, Burlingame, CA 94010

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Sam Hooker

Business or Residence Address (Number and Street, City, State, Zip Code)
1199 Howard Avenue, Suite 250, Burlingame, CA 94010

Check Box(es) that Apply: [ ] Promoter [x] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Harvard Private Capital Realty

Business or Residence Address (Number and Street, City, State, Zip Code)
600 Atlantic Avenue, Boston, MA, 02210-2203

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [x]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $1,000

3. Does the offering permit joint ownership of a single unit?... Yes [x] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
REIT Funding, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
1175 Peachtree Street N.E., 100 Colony Square, Suite 2120, Atlanta, GA 30361-6206

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL] X	[GA] X	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD] X	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC] X	[ND]	[OH]	[OK]	[OR]	[PA] X
[RI]	[SC]	[SD]	[TN] X	[TX] X	[UT]	[VT]	[VA] X	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$125,000	$125,000
[ ] Common [x] Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify ____________).	$ 0	$ 0
Total	$125,000	$125,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	125	$125,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$ 0*
Printing and Engraving Costs	[ ]	$ 0*
Legal Fees	[ ]	$ 0*
Accounting Fees	[ ]	$ 0*
Engineering Fees	[ ]	$ 0*
Sales Commissions (specify finders' fees separately)	[ ]	$ 0*
Other Expenses (identify) ____________	[ ]	$ 0*
Total	[ ]	$ 0*

***Expenses incurred in connection with the offering will be paid by Embarcadero Capital Investors Two LP**

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $125,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $ 0	[ ] $0
Purchase of real estate	[ ] $ 0	[ ] $0
Purchase, rental or leasing and installation of machinery and equipment	[ ] $ 0	[ ] $0
Construction or leasing of plant buildings and facilities	[ ] $ 0	[ ] $0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $ 0	[ ] $0
Repayment of indebtedness	[ ] $ 0	[ ] $0
Working capital	[ ] $ 0	[ ] $0
Other (specify): Investment in limited partnership interests of Embarcadero Capital Investors Two LP	[ ] $125,000	[ ] $0
Column Totals	[x] $125,000	[ ] $0
Total Payments Listed (column totals added)		[x] $125,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Embarcadero Capital Investors Two REIT, Inc.	[signature]	10-24-05
Name of Signer (Print or Type) Eric Yopes	Title of Signer (Print or Type) President	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL		X	$125,000	6	$6,000	0	0		
GA		X	$125,000	101	$101,000	0	0		
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD		X	$125,000	2	$2,000	0	0		
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC		X	$125,000	2	$2,000	0	0		
ND									
OH									
OK									
OR									
PA		X	$125,000	4	$4,000	0	0		
RI									
SC									

SD									
TN		X	$125,000	3	$3,000	0	0		
TX		X	$125,000	3	$3,000	0	0		
UT									
VT									
VA		X	$125,000	4	$4,000	0	0		
WA									
WV									
WI									
WY									
PR									

http://www.sec.gov/divisions/corpfin/forms/formd.htm
Last update: 06/06/2002
LIBC/2621980.1